Quarterly Financial Data	12 Months Ended
Sep. 26, 2015
Quarterly Financial Data [Abstract]
Quarterly Financial Data

16. Quarterly Financial Data (Unaudited)

The following table contains selected unaudited quarterly financial data for fiscal years ended.

	2015				2014
	First	Second	Third	Fourth	First	Second	Third	Fourth
Net sales	$1,220	$1,224	$1,241	$1,196	$1,140	$1,210	$1,298	$1,310
Cost of sales	1,037	997	1,003	975	964	1,023	1,089	1,114
Gross profit	183	227	238	221	176	187	209	196
Net income (loss) attributable to the Company	$13	$38	$(13)	$48	$6	$12	$15	$29
Net income (loss) attributable to the Company per share:
Basic	0.11	0.32	(0.11)	0.40	0.05	0.10	0.13	0.25
Diluted	0.11	0.31	(0.11)	0.39	0.05	0.10	0.12	0.24